Disclosures about Segments (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Disclosures about Segments
Note 11 — Disclosures about Segments

Cleco’s reportable segments are based on its method of internal reporting, which disaggregates business units by its first-tier subsidiary. Cleco’s reportable segments are Cleco Power and Cleco Cajun.

Each reportable segment engages in business activities from which it earns revenue and incurs expenses. Segment managers report periodically to Cleco’s CEO with discrete financial information and, at least quarterly, present discrete financial information to Cleco and Cleco Power’s Boards of Managers. The reportable segment prepares budgets that are presented to and approved by Cleco and Cleco Power’s Boards of Managers. The column shown as Other in the following tables includes the holding company, a shared services subsidiary, and an investment subsidiary. Upon the completion of the Cleco Cajun Transaction on February 4, 2019, Cleco Cajun became a reportable segment. For more information on the transaction, see Note 2 — “Business Combinations.” There are no other changes to Cleco’s existing reportable segments.

The financial results in the following tables are presented on an accrual basis. Management evaluates the performance of its segments and allocates resources to them based on segment profit and the requirements to implement strategic initiatives and projects to meet current business objectives. Material intercompany transactions occur on a regular basis. These intercompany transactions relate primarily to joint and common administrative support services as well as transmission services provided by Cleco Power to Cleco Cajun.

Segment Information For The Three Months Ended Mar. 31,
2020 (THOUSANDS)	CLECO POWER	CLECO CAJUN	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$224,430	$89,147	$(2,420)	$—	$311,157
Other operations	15,764	30,961	1	(1,818)	44,908
Affiliate revenue	1,106	161	29,278	(30,545)	—
Electric customer credits	(8,340)	(153)	—	—	(8,493)
Operating revenue, net	$232,960	$120,116	$26,859	$(32,363)	$347,572
Depreciation and amortization	$43,677	$10,103	$2,094	$(1)	$55,873
Interest income	$954	$155	$100	$(52)	$1,157
Interest charges	$18,581	$10	$16,610	$(52)	$35,149
Federal and state income tax expense (benefit)	$3,338	$6,421	$(8,197)	$—	$1,562
Net income (loss)	$11,831	$19,535	$(25,039)	$1	$6,328
Additions to property, plant, and equipment	$61,477	$3,341	$806	$—	$65,624
Equity investment in investees	$17,072	$—	$—	$—	$17,072
Goodwill	$1,490,797	$—	$—	$—	$1,490,797
Total segment assets	$6,098,446	$1,020,099	$616,068	$(58,418)	$7,676,195

2019 (THOUSANDS)	CLECO POWER	CLECO CAJUN	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$257,175	$58,194	$(2,420)	$—	$312,949
Other operations	19,430	19,965	2	—	39,397
Affiliate revenue	300	—	26,535	(26,835)	—
Electric customer credits	(8,160)	—	—	—	(8,160)
Operating revenue, net	$268,745	$78,159	$24,117	$(26,835)	$344,186
Depreciation and amortization	$42,377	$5,410	$2,069	$—	$49,856
Interest income	$994	$254	$417	$(174)	$1,491
Interest charges	$17,145	$—	$17,028	$(174)	$33,999
Federal and state income tax expense (benefit)	$7,998	$3,529	$(5,540)	$(1)	$5,986
Net income (loss)	$26,712	$11,056	$(17,210)	$(1)	$20,557
Additions to property, plant, and equipment	$81,040	$1,530	$1,109	$—	$83,679
Equity investment in investees (1)	$17,072	$—	$—	$—	$17,072
Goodwill (1)	$1,490,797	$—	$—	$—	$1,490,797
Total segment assets (1)	$5,967,327	$1,011,591	$546,096	$(48,716)	$7,476,298
(1) Balances as of December 31, 2019

Note 12 — Disclosures about Segment

Cleco

Cleco’s reportable segments are based on its method of internal reporting, which disaggregates business units by its first-tier subsidiary. Cleco’s reportable segments are Cleco Power and Cleco Cajun.

Each reportable segment engages in business activities from which it earns revenue and incurs expenses. Segment managers report periodically to Cleco’s CEO with discrete financial information and, at least quarterly, present discrete financial information to Cleco and Cleco Power’s Boards of Managers. The reportable segment prepares budgets that are presented to and approved by Cleco and Cleco Power’s Boards of Managers. The column shown as Other in the following tables includes the holding company, a shared services subsidiary, an investment subsidiary, and a subsidiary formed to facilitate the Cleco Cajun Transaction. Upon the completion of the Cleco Cajun Transaction on February 4, 2019, Cleco Cajun became a new reportable segment. For more information on the transaction, see Note 3 — “Business Combinations.”

The financial results in the following tables are presented on an accrual basis. The historical segment information was not recast because the Cleco Cajun segment only consists of the newly acquired business. There were no other changes to Cleco’s existing reportable segments. Management evaluates the performance of its segments and allocates resources to them based on segment profit and the requirements to implement strategic initiatives and projects to meet current business objectives. Material intercompany transactions occur on a regular basis. These intercompany transactions relate primarily to joint and common administrative support services as well as transmission services provided by Cleco Power to Cleco Cajun.

SEGMENT INFORMATION

	FOR THE YEAR ENDED DEC. 31, 2019
(THOUSANDS)	CLECO POWER	CLECO CAJUN	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$1,130,928	$375,489	$(9,680)	$(1)	$1,496,736
Other operations	72,833	117,468	2	(7,471)	182,832
Affiliate revenue	3,125	108	109,067	(112,300)	—
Electric customer credits	(38,516)	(1,447)	—	—	(39,963)
Operating revenue, net	$1,168,370	$491,618	$99,389	$(119,772)	$1,639,605
Depreciation and amortization	$172,471	$35,544	$8,305	$—	$216,320
Merger transaction and commitment costs	$—	$—	$7,668	$—	$7,668
Interest income	$4,744	$987	$974	$(615)	$6,090
Interest charges	$71,279	$35	$70,611	$(616)	$141,309
Net income (loss)	$148,262	$69,411	$(65,009)	$1	$152,665
Additions to property, plant, and equipment	$313,962	$9,174	$655	$—	$323,791
Equity investment in investee	$17,072	$—	$—	$—	$17,072
Goodwill	$1,490,797	$—	$—	$—	$1,490,797
Total segment assets	$5,967,327	$1,011,591	$546,096	$(48,716)	$7,476,298

	FOR THE YEAR ENDED DEC. 31, 2018
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$1,191,587	$(9,680)	$—	$1,181,907
Other operations	82,330	2	—	82,332
Affiliate revenue	874	74,591	(75,465)	—
Electric customer credits	(33,195)	—	—	(33,195)
Operating revenue, net	$1,241,596	$64,913	$(75,465)	$1,231,044
Depreciation and amortization	$162,069	$8,344	$1	$170,414
Merger transaction and commitment costs	$—	$19,514	$—	$19,514
Interest income	$5,052	$1,338	$(317)	$6,073
Interest charges	$71,303	$55,659	$(320)	$126,642
Federal and state income tax expense (benefit)	$55,924	$(26,541)	$(1)	$29,382
Net income (loss)	$162,257	$(67,819)	$(1)	$94,437
Additions to property, plant, and equipment	$289,153	$1,908	$—	$291,061
Equity investment in investee	$18,172	$—	$—	$18,172
Goodwill	$1,490,797	$—	$—	$1,490,797
Total segment assets	$5,839,853	$633,756	$(36,795)	$6,436,814

	FOR THE YEAR ENDED DEC. 31, 2017
(THOUSANDS)	CLECO POWER	OTHER	ELIMINATIONS	CONSOLIDATED
Revenue
Electric operations	$1,108,389	$(10,757)	$—	$1,097,632
Other operations	77,522	2,058	—	79,580
Affiliate revenue	851	57,168	(58,019)	—
Electric customer credits	(1,566)	—	—	(1,566)
Operating revenue, net	$1,185,196	$48,469	$(58,019)	$1,175,646
Depreciation and amortization	$158,415	$8,439	$—	$166,854
Merger transaction and commitment costs	$—	$5,445	$(293)	$5,152
Interest income	$1,283	$316	$(175)	$1,424
Interest charges	$69,362	$53,725	$(174)	$122,913
Federal and state income tax expense (benefit)	$67,331	$(60,252)	$—	$7,079
Net income (loss)	$150,738	$(12,659)	$1	$138,080
Additions to property, plant, and equipment	$235,252	$1,680	$—	$236,932
Equity investment in investee	$18,172	$—	$—	$18,172
Goodwill	$1,490,797	$—	$—	$1,490,797
Total segment assets	$5,679,538	$619,943	$(21,099)	$6,278,382

Cleco Power

Cleco Power is a vertically integrated, regulated electric utility operating within Louisiana and Mississippi and is viewed as one unit by management. Discrete financial reports are prepared only at the company level.